Vessels, Net (Table) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Property Plant And Equipment [Line Items]
Balance	$ 342,693
Balance	394,844	$ 342,693
Vessels' Cost
Property Plant And Equipment [Line Items]
Balance	348,639	178,136
Additions	56,648	170,503
Balance	405,287	348,639
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(5,946)	(539)
Depreciation	(4,497)	(5,407)
Balance	(10,443)	(5,946)
Net Book Value
Property Plant And Equipment [Line Items]
Balance	342,693	177,597
Additions	56,648	170,503
Depreciation	(4,497)	(5,407)
Balance	$ 394,844	$ 342,693